Note 4 - Forgivable Loans Receivable	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
NOTE 4. FORGIVABLE LOANS RECEIVABLE

From time to time, the Company's operating subsidiaries may make loans, evidenced by promissory notes, primarily to newly recruited independent financial advisors as an incentive for their affiliation. The notes receivable balance is comprised of unsecured non-interest-bearing and interest-bearing loans (interest rates ranging up to 9%). These notes have various schedules for repayment or forgiveness based on production or retention requirements being met and mature at various dates through 2020. Forgiveness of loans amounted to $493,000 and $262,000 for the nine months ended June 30, 2016 and 2015, respectively, and the related compensation was included in commissions, compensation and fees in the condensed consolidated statements of operations. In the event the advisor’s affiliation with the subsidiary terminates, the advisor is required to repay the unamortized balance of any notes payable.

The Company provides an allowance for doubtful accounts on the notes based on historical collection experience and continually evaluates the receivables for collectability and possible write-offs where a loss is deemed probable. As of June 30, 2016 and September 30, 2015, no allowance for doubtful accounts was required.

Forgivable loan activity for the nine months ended June 30, 2016 is as follows:

Balance, October 1, 2015	$1,368,000
Additions	933,000
Amortization	(493,000)
Balance, June 30, 2016	$1,808,000

There were no unamortized loans outstanding attributable to registered representatives who ended their affiliation with the Broker-Dealer Subsidiaries prior to the fulfillment of their obligation.

NOTE
6.
FORGIVABLE LOANS RECEIVABLE

From time to time, the Company's operating subsidiaries may make loans, evidenced by promissory notes, primarily to newly recruited independent financial advisors as an incentive for their affiliation. The notes receivable balance is comprised of unsecured non-interest-bearing and interest-bearing loans (interest ranging up to 9%). These notes have various schedules for repayment or forgiveness based on production or retention requirements being met and mature at various dates through 2018. Forgiveness of loans amounted to $538,000 and $243,000 for the years ended September 30, 2015 and 2014 respectively, and the related compensation was included in commissions, compensation and fees in the statement of operations. In the event the advisor’s affiliation with the subsidiary terminates, the advisor is required to repay the unamortized balance of the note. The Company provides an allowance for doubtful accounts on the notes based on historical collection experience and continually evaluates the receivables for collectability and possible write-offs where a loss is deemed probable. As of September 30, 2015 and 2014, no allowance for doubtful accounts was required.

Forgivable loan activity for the fiscal years ended September 30, 2015 and 2014 is as follows:

Balance, September 30, 2013	$436,000
Advances	469,000
Amortization	(243,000)
Balance, September 30, 2014	662,000
Advances	1,257,000
Amortization	(538,000)
Write-off	(13,000)
Balance, September 30, 2015	$1,368,000

There were no forgivable loans outstanding at September 30, 2015 and 2014 attributable to registered representatives who ended their affiliation with the Company’s subsidiaries prior to the fulfillment of their obligation.